Insurance contracts (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Reinsurance contracts
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	€ (9,988)	€ 52,206
Incurred claims and other directly attributable expenses	(209,837)	(244,757)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(96,890)	(58,654)
Claims and other directly attributable expenses paid	(52,945)	(562,067)
Premium revenue	376,766	802,597
Foreign currency translation and other changes	(31)	687
Insurance contract receivables (liabilities) at end of period	7,075	(9,988)
Premium revenue for past performance years	23,120	(14,916)
Reinsurance contracts | Present value of future cash flows
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	(9,287)	53,137
Incurred claims and other directly attributable expenses	(210,091)	(245,035)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(96,890)	(58,654)
Claims and other directly attributable expenses paid	(52,945)	(562,067)
Premium revenue	376,766	802,597
Foreign currency translation and other changes	(94)	735
Insurance contract receivables (liabilities) at end of period	7,459	(9,287)
Reinsurance contracts | Risk adjustment for non-financial risk
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	(701)	(931)
Incurred claims and other directly attributable expenses	254	278
Foreign currency translation and other changes	63	(48)
Insurance contract receivables (liabilities) at end of period	(384)	(701)
Insurance contracts
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	(8,339)	26,836
Incurred claims and other directly attributable expenses	(357,325)	(242,885)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(82,417)	(16,108)
Claims and other directly attributable expenses paid	(112,611)	(604,843)
Premium revenue	564,095	828,437
Foreign currency translation and other changes	146	224
Insurance contract receivables (liabilities) at end of period	3,549	(8,339)
Premium revenue for past performance years	27,658	(2,095)
Insurance contracts | Present value of future cash flows
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	(7,751)	27,389
Incurred claims and other directly attributable expenses	(357,434)	(242,885)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(82,417)	(16,108)
Claims and other directly attributable expenses paid	(112,611)	(604,843)
Premium revenue	564,095	828,437
Foreign currency translation and other changes	87	259
Insurance contract receivables (liabilities) at end of period	3,969	(7,751)
Insurance contracts | Risk adjustment for non-financial risk
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	(588)	(553)
Incurred claims and other directly attributable expenses	109
Foreign currency translation and other changes	59	(35)
Insurance contract receivables (liabilities) at end of period	€ (420)	€ (588)